Finance Income, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance income (cost) [text block] [Abstract]
Schedule of finance income ,net
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Finance Income:
Revaluation of warrants	$2,732	$-	$-
Exchange rates	-	61	18
	$2,732	$61	$18
Finance Expenses:
Issuance costs	$(1,152)	$-	$-
Exchange rates	(32)	-	-
Bank fees	(2)	(1)	(5)
	$(1,186)	$(1)	$(5)

Total financing income, net	$1,546	$60	$13